Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Net Loss Per Share [Line Items]
NET LOSS PER SHARE

13. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (in thousands, expect share and per share data):

	Six Months Ended June 30,
	2021	2020
Net loss	$(61,343)	$(15,545)
Weighted average common shares outstanding, basic and diluted	36,504,031	22,259,716
Net loss per share, basic and diluted	$(1.68)	$(0.70)

The Company’s potentially dilutive securities, which include convertible preferred stock, options to purchase common stock and unvested restricted stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Six Months Ended June 30,
	2021	2020
Convertible preferred shares	469,464,496	146,553,139
Outstanding stock options	29,528,963	1,100,000
Unvested restricted stock	37,437,776	46,891,878

13. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (in thousands, expect share and per share data):

	Year Ended December 31, 2020	For the Period From August 26, 2019 (Inception) Through December 31, 2019
Net loss	$(249,983)	$(8,508)
Weighted average common shares outstanding, basic and diluted	25,486,021	4,264,435
Net loss per share, basic and diluted	$(9.81)	$(2.00)

The Company’s potentially dilutive securities, which include convertible preferred stock, options to purchase common stock and unvested restricted stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019
Convertible preferred shares	443,331,164	—
Outstanding stock options	9,229,963	—
Unvested restricted stock	41,375,794	35,857,500